Employee benefits - Net periodic benefit costs and assumptions (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Net periodic benefit cost:
Non-operational pension cost (credit)	$ (83)	$ (33)	$ 38
Net periodic benefit cost, discontinued operation	45	55	67
Defined pension benefits | Switzerland
Net periodic benefit cost:
Service cost	92	106	133
Operational pension cost	92	106	133
Interest cost	30	41	46
Expected return on plan assets	(117)	(112)	(130)
Amortization of prior service cost (credit)	(15)	10	36
Non-operational pension cost (credit)	(102)	(61)	(48)
Net periodic benefit cost	$ (10)	$ 45	$ 85
Weighted-average assumptions to determine benefit obligations
Discount rate (as a percent)	0.80%	0.80%
Cash balance interest credit rate (as a percent)	1.00%	1.00%
Weighted-average assumptions to determine the Net periodic benefit cost
Discount rate (as a percent)	0.80%	1.10%	1.20%
Expected long-term rate of return on plan assets (as a percent)	3.00%	3.00%	3.50%
Cash balance interest credit rate (as a percent)	1.00	1.00	1.30
Defined pension benefits | International
Net periodic benefit cost:
Service cost	$ 122	$ 122	$ 116
Operational pension cost	122	122	116
Interest cost	198	208	234
Expected return on plan assets	(305)	(295)	(272)
Amortization of prior service cost (credit)	1	1	4
Amortization of net actuarial loss	92	91	85
Curtailments, settlements and special termination benefits	23	16	41
Non-operational pension cost (credit)	9	21	92
Net periodic benefit cost	$ 131	$ 143	$ 208
Weighted-average assumptions to determine benefit obligations
Discount rate (as a percent)	2.80%	2.60%
Rate of compensation increase (as a percent)	2.40%	2.50%
Rate of pension increase (as a percent)	1.40%	1.50%
Cash balance interest credit rate (as a percent)	1.60%	1.70%
Weighted-average assumptions to determine the Net periodic benefit cost
Discount rate (as a percent)	2.60%	2.90%	3.40%
Expected long-term rate of return on plan assets (as a percent)	4.90%	5.00%	4.80%
Rate of compensation increase (as a percent)	2.50%	2.50%	2.40%
Cash balance interest credit rate (as a percent)	1.70	1.70	1.60
Other postretirement benefits
Non-pension postretirement benefit plans, participant contributions
Health care cost trend rate assumed for next year (as a percent)	6.70%	7.10%
Rate to which the trend rate is assumed to decline (the ultimate trend rate), (as a percent)	5.00%	5.00%
Year that the rate reaches the ultimate trend rate	2028	2028
Other postretirement benefits | International
Net periodic benefit cost:
Service cost	$ 1	$ 1	$ 1
Operational pension cost	1	1	1
Interest cost	4	5	6
Amortization of prior service cost (credit)	(5)	(5)	(12)
Amortization of net actuarial loss	(1)	(1)
Curtailments, settlements and special termination benefits		(1)
Non-operational pension cost (credit)	(2)	(2)	(6)
Net periodic benefit cost	$ (1)	$ (1)	$ (5)
Weighted-average assumptions to determine benefit obligations
Discount rate (as a percent)	3.90%	3.20%
Rate of compensation increase (as a percent)	0.20%
Weighted-average assumptions to determine the Net periodic benefit cost
Discount rate (as a percent)	3.20%	3.30%	3.60%